UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010
                                                 -----------------------

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman Holdings, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
          -----------------------------------------
          Washington, DC  20004-2505
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Form 13F File Number:  28- N/A
                           -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
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Title:    Managing Director
          -----------------------------------------
Phone:    202-729-5626
          -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello          Washington, DC          February 11, 2011
--------------------------   ----------------------   -----------------------
         Signature                 City, State                  Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number          Name
28-
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
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                            ------------------------------

Form 13F Information Table Entry Total:     16
                                            ------------------------------

Form 13F Information Table Value Total:     $515,838
                                            ------------------------------
                                                    (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number    Name

     1         28- 12429                Carlyle Investment Management L.L.C.
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

                           FORM 13-F INFORMATION TABLE

      COLUMN 1       COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6       COLUMN 7           COLUMN 8
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                     TITLE OF                VALUE    SHRS OR     SH/    PUT/  INVESTMENT       OTHER         VOTING AUTHORITY
   NAME OF ISSUER     CLASS        CUSIP    (x$1000)  PRN AMT     PRN    CALL  DISCRETION      MANAGERS    SOLE     SHARED     NONE
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
American Axle & Mfg   Com        024061103  $20,190  1,570,000    SH     --    Shared-Defined    1                1,570,000
Hldgs In

Boston Private Finl   Com        101119105  $48,673  7,431,022    SH     --    Shared-Defined    1                7,431,022
Hldgs In

China Recycling       Com        168913101  $24,802  8,131,746    SH     --    Shared-Defined    1                8,131,746
Energy Corp

Charter               Cl A       16117M305  $98,781  2,536,761    SH     --    Shared-Defined    1                2,536,761
Communications Inc D

CIT Group Inc         Com        125581801  $38,049  807,828      SH     --    Shared-Defined    1                807,828

Dana Hldg Corp        Com        235825205  $19,969  1,160,300    SH     --    Shared-Defined    1                1,160,300

Focus Media           Sponsored
Hldg Ltd              ADR        34415V109  $32,969  1,503,382    SH     --    Shared-Defined    1                1,503,382

General Mtrs Co       Com        37045V100  $9,215   250,000      SH     --    Shared-Defined    1                250,000

Intl Paper Co         Com        460146103  $19,068  700,000      SH     --    Shared-Defined    1                700,000

Owens Corning         Com        690742101  $18,693  600,100      SH     --    Shared-Defined    1                600,100

Smurfit-Stone         Com        83272A104  $14,254  556,800      SH     --    Shared-Defined    1                556,800
Container Corp
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

Solutia Inc           Com        834376501  $55,277  2,395,000    SH     --    Shared-Defined    1                2,395,000

Temple Inland Inc     Com        879868107  $16,503  777,000      SH     --    Shared-Defined    1                777,000

Time Warner Cable     Com        88732J207  $72,833  1,103,033    SH     --    Shared-Defined    1                1,103,033
Inc

TRW Automotive        Com        87264S106  $4,917   93,300       SH     --    Shared-Defined    1                93,300
Hldgs Corp

Willbros Group Inc    Com        969203108  $21,645  2,204,155    SH     --    Shared-Defined    1                2,204,155
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